Putnam Growth Opportunities Fund
The fund's portfolio
10/31/22 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value
Aerospace and defense (0.8%)
TransDigm Group, Inc.	94,915	$54,648,260

		54,648,260
Automobiles (3.2%)
Tesla, Inc.(NON)	970,303	220,782,745

		220,782,745
Building products (0.7%)
Johnson Controls International PLC	825,928	47,771,676

		47,771,676
Capital markets (2.7%)
Charles Schwab Corp. (The)	1,333,153	106,212,300
MSCI, Inc.	178,388	83,638,998

		189,851,298
Chemicals (1.2%)
Sherwin-Williams Co. (The)	363,849	81,876,940

		81,876,940
Commercial services and supplies (0.9%)
Waste Connections, Inc.	484,461	63,905,251

		63,905,251
Entertainment (3.0%)
Live Nation Entertainment, Inc.(NON)	894,847	71,238,770
Netflix, Inc.(NON)	198,091	57,818,801
Universal Music Group NV (Netherlands)	3,839,241	75,321,045

		204,378,616
Equity real estate investment trusts (REITs) (1.9%)
American Tower Corp.	633,840	131,325,310

		131,325,310
Food and staples retailing (3.8%)
Costco Wholesale Corp.	381,872	191,508,808
Walmart, Inc.	502,695	71,548,579

		263,057,387
Food products (1.5%)
Hershey Co. (The)	441,745	105,475,454

		105,475,454
Health-care equipment and supplies (2.8%)
Boston Scientific Corp.(NON)	1,274,137	54,928,046
Dexcom, Inc.(NON)(S)	723,313	87,361,744
IDEXX Laboratories, Inc.(NON)	82,908	29,820,349
Intuitive Surgical, Inc.(NON)	71,405	17,599,190

		189,709,329
Health-care providers and services (6.6%)
HCA Healthcare, Inc.	283,031	61,550,752
Humana, Inc.	212,337	118,501,033
UnitedHealth Group, Inc.	497,078	275,952,852

		456,004,637
Hotels, restaurants, and leisure (2.0%)
Booking Holdings, Inc.(NON)	32,217	60,229,037
Chipotle Mexican Grill, Inc.(NON)	51,305	76,871,821

		137,100,858
Interactive media and services (5.2%)
Alphabet, Inc. Class C(NON)	3,792,154	358,965,298

		358,965,298
Internet and direct marketing retail (5.4%)
Amazon.com, Inc.(NON)	3,623,778	371,219,818

		371,219,818
IT Services (7.9%)
Accenture PLC Class A	417,547	118,541,593
Gartner, Inc.(NON)	181,214	54,712,131
Mastercard, Inc. Class A	573,566	188,232,890
Visa, Inc. Class A(S)	901,937	186,845,269

		548,331,883
Life sciences tools and services (3.9%)
Danaher Corp.	539,386	135,747,275
IQVIA Holdings, Inc.(NON)	425,576	89,230,520
Lonza Group AG (Switzerland)	80,141	41,248,985

		266,226,780
Machinery (1.3%)
Deere & Co.	231,962	91,815,199

		91,815,199
Personal products (0.8%)
Estee Lauder Cos., Inc. (The) Class A	256,737	51,473,201

		51,473,201
Pharmaceuticals (3.2%)
AstraZeneca PLC (United Kingdom)	707,121	83,152,354
Eli Lilly and Co.	387,219	140,208,128

		223,360,482
Professional services (0.5%)
CoStar Group, Inc.(NON)	445,957	36,889,563

		36,889,563
Road and rail (1.4%)
Union Pacific Corp.	486,907	95,988,846

		95,988,846
Semiconductors and semiconductor equipment (3.1%)
Broadcom, Inc.	76,255	35,849,001
NVIDIA Corp.	1,300,587	175,540,227

		211,389,228
Software (17.9%)
Adobe, Inc.(NON)	83,017	26,440,915
Cadence Design Systems, Inc.(NON)	824,473	124,816,967
Crowdstrike Holdings, Inc. Class A(NON)	370,037	59,649,964
Intuit, Inc.	233,379	99,769,523
Microsoft Corp.	3,082,297	715,493,603
Oracle Corp.	667,087	52,079,482
Palo Alto Networks, Inc.(NON)	933,789	160,228,855

		1,238,479,309
Specialty retail (1.6%)
Home Depot, Inc. (The)	204,977	60,699,839
O'Reilly Automotive, Inc.(NON)	61,970	51,879,425

		112,579,264
Technology hardware, storage, and peripherals (11.4%)
Apple, Inc.	5,134,741	787,361,185

		787,361,185
Textiles, apparel, and luxury goods (2.9%)
Lululemon Athletica, Inc. (Canada)(NON)	302,935	99,677,732
Nike, Inc. Class B	1,100,140	101,960,975

		201,638,707
Wireless telecommunication services (0.9%)
T-Mobile US, Inc.(NON)	429,075	65,030,604

		65,030,604

Total common stocks (cost $4,181,993,504)		$6,806,637,128

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 3.34%(AFF)	198,753,883	$198,753,883
Putnam Short Term Investment Fund Class P 3.21%(AFF)	138,044,132	138,044,132

Total short-term investments (cost $336,798,015)		$336,798,015
TOTAL INVESTMENTS

Total investments (cost $4,518,791,519)		$7,143,435,143

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,913,226,755.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$174,680,400	$317,345,381	$293,271,898	$562,513	$198,753,883
	Putnam Short Term Investment Fund**	198,744,806	217,663,782	278,364,456	1,022,180	138,044,132

	Total Short-term investments	$373,425,206	$535,009,163	$571,636,354	$1,584,693	$336,798,015
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $198,753,883 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $192,969,506.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$628,374,518	$—	$—
Consumer discretionary	1,043,321,392	—	—
Consumer staples	420,006,042	—	—
Financials	189,851,298	—	—
Health care	1,135,301,228	—	—
Industrials	391,018,795	—	—
Information technology	2,785,561,605	—	—
Materials	81,876,940	—	—
Real estate	131,325,310	—	—

Total common stocks	6,806,637,128	—	—
Short-term investments	—	336,798,015	—

Totals by level	$6,806,637,128	$336,798,015	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com